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                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 30 JUNE 2011


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LIMITED
Address:   5TH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD
	   UNITED KINGDOM

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      18 JULY 2011
--------------------------------------     ------------     ------------
             [Signature                    [City, State]    [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name
28-01190                   RUSSELL TRUST COMPANY
----------------------     ---------------------
[Repeat as necessary.]


                                        9


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           71
                                           ---------
Form 13F Information Table Value Total:)   4,191,712
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name
          28-
-----     --------------------         ----------------------
[Repeat as necessary.]


                                       10

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
Column 1         Column 2   Column 3       Column 4            Column 5             Column 6  Column 7       Column 8
                                            Q4 2010                                                      VOTING AUTHORITY
                 TITLE OF                     VALUE     SHRS OR            PUT /  INVESTMENT     OTHER
NAME OF ISSUER      CLASS      CUSIP        (X$1000)    PRN AMT  SH / PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
Allstate Corp         COM  020002101         18.318         600                         SOLE      NONE        SHARED
BP Plc ADR            ADR  055622104    20120.63697     454,293                         SOLE      NONE        SHARED
BankAmerUSD0.01       COM  060505104     32657.5668   2,979,705                         SOLE      NONE        SHARED
Baxter Intl           COM  071813109      83022.821   1,390,900                         SOLE      NONE        SHARED
CPFL EnergiaADR       ADR  126153105     58244.9857     670,253                         SOLE      NONE        SHARED
Canon ADR             ADR  138006309          18384     383,000                         SOLE      NONE        SHARED
Chevron Corp          COM  166764100      54309.804     528,100                         SOLE      NONE        SHARED
Conagra Foods         COM  205887102    82791.35644   3,207,724                         SOLE      NONE        SHARED
Edison Intl           COM  281020107       59248.75   1,529,000                         SOLE      NONE        SHARED
Firstenergy Co        COM  337932107         13.245         300                         SOLE      NONE        SHARED
Gen Electric          COM  369604103    37322.54436   1,978,926                         SOLE      NONE        SHARED
Genuine Parts         COM  372460105       53654.72     986,300                         SOLE      NONE        SHARED
GpoAero Pac ADS       ADR  400506101     77907.1488   1,902,030                         SOLE      NONE        SHARED
Heinz H.J             COM  423074103    72886.66704   1,367,993                         SOLE      NONE        SHARED
ING Groep ADR         ADR  456837103     9932.51624     802,952                         SOLE      NONE        SHARED
IShs MSCI Taiwn       ADR  464286731         57.684       3,800                         SOLE      NONE        SHARED
IShs MSCI SthK        ADR  464286772       57.38481         900                         SOLE      NONE        SHARED
IShs MSCI EMF         ADR  464287234     1333.75242      28,600                         SOLE      NONE        SHARED
Itau Unib P ADR       ADR  465562106      81607.815   3,465,300                         SOLE      NONE        SHARED
Johnson&Johnson       COM  478160104     87694.6464   1,318,320                         SOLE      NONE        SHARED
Marathon Oil          COM  565849106         27.657         525                         SOLE      NONE        SHARED
Microsoft Corp        COM  594918104     124077.382   4,772,207                         SOLE      NONE        SHARED
Nat Grid ADR          ADR  636274300     7790.61287     157,609                         SOLE      NONE        SHARED
Northern Trust        COM  665859104      62188.476   1,353,100                         SOLE      NONE        SHARED
Pfizer Inc            COM  717081103     108418.006   5,263,010                         SOLE      NONE        SHARED
PLDT ADR              ADR  718252604     189665.539   3,509,725                         SOLE      NONE        SHARED
Procter&Gamble        COM  742718109       69418.44   1,092,000                         SOLE      NONE        SHARED
Reed Elsev ADR        ADR  758204200    11319.53344     419,864                         SOLE      NONE        SHARED
Royal Dutch ADR       ADR  780259206     2920.38441      41,057                         SOLE      NONE        SHARED
Southwestern          COM  845467109     111676.672   2,604,400                         SOLE      NONE        SHARED
TaiwanSMC ADR         ADR  874039100    177588.1936  14,083,124                         SOLE      NONE        SHARED
Tata Motors ADR       ADR  876568502      39581.584   1,758,400                         SOLE      NONE        SHARED
Telecom NZ ADR        ADR  879278208         2030.1     201,000                         SOLE      NONE        SHARED
Telefonica ADR        ADR  879382208    17247.00903     704,247                         SOLE      NONE        SHARED
Teva Pharm ADR        ADR  881624209    295334.5288   6,124,731                         SOLE      NONE        SHARED
ToyotaMotor ADR       ADR  892331307          16810     205,000                         SOLE      NONE        SHARED
US Bancorp            COM  902973304      51366.936   2,013,600                         SOLE      NONE        SHARED
Unilever PlcADR       ADR  904767704     22602.3898     697,820                         SOLE      NONE        SHARED
UPS                   COM  911312106      56790.591     778,700                         SOLE      NONE        SHARED
Wal-Mart St           COM  931142103      92203.214   1,735,100                         SOLE      NONE        SHARED
Wells Fargo           COM  949746101     41119.4046   1,465,410                         SOLE      NONE        SHARED
Total ADR             ADR  89151E109       3377.856      58,400                         SOLE      NONE        SHARED
Vale Prf ADR          ADR  91912E204    336231.7974  11,610,214                         SOLE      NONE        SHARED
AT & T Inc            COM  00206R102    68718.42108   2,187,788                         SOLE      NONE        SHARED
BCE Inc               COM  05534B760       94398.72   2,496,000                         SOLE      NONE        SHARED
BSCH ADR              ADR  05964H105       7128.143     619,300                         SOLE      NONE        SHARED
BanColombia ADR       ADR  05968L102    42766.85662     640,894                         SOLE      NONE        SHARED
Chunghwa N ADR        ADR  17133Q502    145704.4673   4,217,206                         SOLE      NONE        SHARED
Siderurgica ADR       ADR  20440W105     122479.308   9,829,800                         SOLE      NONE        SHARED
Ambev Prf ADR         ADR  20441W203     199367.911   5,910,700                         SOLE      NONE        SHARED
Duke Energy           COM  26441C105         28.245       1,500                         SOLE      NONE        SHARED
ENI SpA ADR           ADR  26874R108        1873.47      39,400                         SOLE      NONE        SHARED
Enersis SA ADR        ADR  29274F104    268874.6214  11,639,594                         SOLE      NONE        SHARED
Entergy Corp          COM  29364G103         13.656         200                         SOLE      NONE        SHARED
Exxon Mobil           COM  30231G102          40.69         500                         SOLE      NONE        SHARED
France Tel ADR        ADR  35177Q105      15814.212     742,800                         SOLE      NONE        SHARED
Glaxo ADR             ADR  37733W105       20750.73     483,700                         SOLE      NONE        SHARED
Grupo Tel ADR         ADR  40049J206     38562.3942   1,567,577                         SOLE      NONE        SHARED
KB Fin ADR            ADR  48241A105       5492.698     114,910                         SOLE      NONE        SHARED
KT Corp ADR           ADR  48268K101         36.936       1,900                         SOLE      NONE        SHARED
Merck & Co            COM  58933Y105    107015.5134   3,032,460                         SOLE      NONE        SHARED
Novartis ADR          ADR  66987V109      22739.031     372,100                         SOLE      NONE        SHARED
SK Telecom ADR        ADR  78440P108     22272.5415   1,191,045                         SOLE      NONE        SHARED
Sanofi ADR            ADR  80105N105    19159.36269     476,957                         SOLE      NONE        SHARED
3M Co                 COM  88579Y101       35530.81     374,600                         SOLE      NONE        SHARED
Verizon Com           COM  92343V104    29214.60438     784,706                         SOLE      NONE        SHARED
Vodafone ADR          ADR  92857W209      15227.728     569,900                         SOLE      NONE        SHARED
Wellpoint             COM  94973V107      52043.339     660,700                         SOLE      NONE        SHARED
Credicorp ADR         ADR  G2519Y108    185405.0709   2,153,369                         SOLE      NONE        SHARED
                                       ------------
                                       4,191,712.15
                                       ============

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